Debt - Notes payable (FY) (Details) - USD ($)	Jun. 24, 2020	Jan. 06, 2020	Mar. 31, 2021	Dec. 31, 2020	Jan. 13, 2020	Dec. 31, 2019	Dec. 19, 2019	Nov. 04, 2019
Debt Instruments [Abstract]
Debt outstanding			$ 31,089,000	$ 32,611,000
November 2019 Notes
Debt Instruments [Abstract]
Default interest rate		12.00%
November 2019 Notes
Debt Instruments [Abstract]
Debt face amount								$ 2,800,000
Interest rate per annum			10.00%	10.00%		10.00%		10.00%
Conversion price (in dollars per share)	$ 3.75							$ 4.00
Increase in fair value, adjustment to paid in capital	$ 300,000
Debt outstanding			$ 2,927,000	$ 2,830,000		$ 2,769,000
Debt issuance costs and discounts			$ 200,000	$ 300,000		$ 100,000
Seller Notes
Debt Instruments [Abstract]
Interest rate per annum							10.00%
Conversion price (in dollars per share)	$ 3.75						$ 4.00
Increase in fair value, adjustment to paid in capital	$ 300,000
Senior Seller Notes
Debt Instruments [Abstract]
Debt face amount							$ 10,000,000.0
Interest rate per annum			10.00%	10.00%		10.00%
Debt outstanding			$ 10,679,000	$ 10,332,000		$ 9,191,000
Debt issuance costs and discounts			$ 700,000	$ 800,000		$ 900,000
Junior Seller Notes
Debt Instruments [Abstract]
Debt face amount							$ 5,000,000.0
Interest rate per annum			10.00%	10.00%		10.00%
Debt outstanding			$ 5,153,000	$ 4,973,000		$ 4,410,000
Debt issuance costs and discounts			$ 500,000	$ 500,000		500,000
ABG Notes
Debt Instruments [Abstract]
Debt face amount					$ 600,000
Interest rate per annum			10.00%	10.00%	10.00%
Conversion price (in dollars per share)	$ 3.75				$ 4.00
Increase in fair value, adjustment to paid in capital	$ 100,000
Debt outstanding			$ 702,000	$ 687,000		0
Debt issuance costs and discounts			$ 100,000	$ 100,000
June 2020 Notes
Debt Instruments [Abstract]
Debt face amount	$ 1,500,000
Interest rate per annum	10.00%		10.00%	10.00%
Conversion price (in dollars per share)	$ 0.75
Debt outstanding			$ 148,000	$ 88,000		$ 0
Debt issuance costs and discounts			$ 1,500,000	$ 1,500,000